Capital and Reserves - Other Comprehensive Income Accumulated in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Comprehensive Income (Loss) Accumulated in Reserves [Roll Forward]
Beginning balance	$ 1,675	$ (1,904)	$ 7,789
Foreign operations - foreign currency translation differences	(1,702)	3,579	(9,693)
Ending balance	$ (27)	$ 1,675	$ (1,904)